Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalent	$ 3,543	$ 11,063
Short term deposits	3,547
Other receivables	255	310
Restricted deposits	36	39
Total current assets	7,381	11,412
Non-current assets:
Property, plant and equipment, net	77	19
Right of use assets	229
Non-current restricted deposit	23
Total non-current assets	329	19
Total assets	7,710	11,431
Current liabilities:
Trade payables	498	39
Other payables	1,228	558
Total current liabilities	1,726	597
Non Current liabilities:
Long term lease liability	147
Liability in respect of warrants	218	1,828
Total non- current liabilities	365	1,828
Total liabilities	2,091	2,425
Ordinary shares
Share premium and capital reserve	26,405	17,452
Accumulated deficit	(20,786)	(8,446)
Total shareholders’ equity	5,619	9,006
Total liabilities and shareholders’ equity	$ 7,710	$ 11,431